Rule 497(e)
File Nos. 333-151805; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
TALCOTT RESOLUTION LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-151805      HV-6776 - Premier Innovations
333-151805      HV-6777 - Hartford 403(b) Cornerstone Innovations
333-151805      HV-6778 - Premier Innovations (Series II)
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Supplement dated June 30, 2023 to your Prospectus May 1, 2023
This Supplement dated June 30, 2023 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Current Expenses for the below-listed funds shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
Also, effective June 30, 2023, the Subadviser for the Empower Small Cap Growth Fund shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 is changing from Lord, Abbett & Co LLC; Peregrine Capital Management, LLC to Lord Abbett Equity Trust.
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	ADVISER/ SUBADVISER	EXPENSES	(as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.12%	-23.24%	0.87%	4.62%
US Fund Allocation-- 85%+ Equity	Empower Aggressive Profile Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	1.16%	-15.17%	5.10%	9.09%
US Fund Allocation-- 15% to 30% Equity	Empower Conservative Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.77%	-9.93%	2.29%	3.65%
US Fund Target-Date 2015	Empower Lifetime 2015 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.77%	-12.27%	3.06%	5.00%
US Fund Target-Date 2020	Empower Lifetime 2020 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.80%	-12.95%	3.20%	4.95%

FUND TYPE	ADVISER/ SUBADVISER	EXPENSES	(as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2025	Empower Lifetime 2025 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.82%	-13.83%	3.46%	6.20%
US Fund Target-Date 2030	Empower Lifetime 2030 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.85%	-14.62%	3.73%	6.06%
US Fund Target-Date 2035	Empower Lifetime 2035 Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.88%	-15.62%	4.07%	7.37%
US Fund Target-Date 2040	Empower Lifetime 2040 Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	0.90%	-16.30%	4.34%	7.13%
US Fund Target-Date 2050	Empower Lifetime 2050 Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	0.92%	-16.95%	4.42%	7.34%
US Fund Target-Date 2055	Empower Lifetime 2055 Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	0.93%	-17.13%	4.29%	7.55%
US Fund Target-Date 2060	Empower Lifetime 2060 Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: N/A	0.93%	-17.10%	6.44%	6.44%
US Fund Allocation-- 50% to 70% Equity	Empower Moderate Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	0.91%	-12.02%	3.83%	6.15%
US Fund Allocation-- 70% to 85% Equity	Empower Moderately Aggressive Profile Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: N/A	1.01%	-13.09%	4.29%	7.13%
US Fund Small Growth	Empower Small Cap Growth Fund - Investor Class* Adviser: Empower Capital Management, LLC Subadviser: Lord Abbett Equity Trust (Formerly Lord, Abbett & Co LLC; Peregrine Capital Management, LLC)	1.19%	-25.36%	7.50%	9.22%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.16%	-35.60%	4.18%	9.70%
US Fund Small Value	Royce Small-Cap Total Return Fund - Service Class* Adviser: Royce & Associates, LP Subadviser: N/A	1.53%	-13.54%	3.84%	7.83%

* This Fund’s Current Expense reflects a temporary fee reduction.
This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.
2023-PROSUPP-1-HV6776_6777_6778